Income Taxes (Summary Of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance [Line Items]
Valuation allowance at beginning of period	$ 61,933
Decrease of allowance to income tax provision	10,067	$ 6,850
Valuation allowance at end of period	$ 72,000	61,933
ILFC [Member]
Valuation Allowance [Line Items]
Decrease of allowance to income tax provision		$ 55,083